SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
(a)	Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company and its consolidated subsidiaries (collectively referred to “the Group”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted consistent with Article 10 of Regulation S-X. The consolidated balance sheet as of December 31, 2024 was derived from the audited consolidated financial statements of the Group. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated balance sheet of the Group as of December 31, 2024, and the related consolidated statements of comprehensive loss, changes in shareholders’ deficit and cash flows for the year then ended.

In the opinion of the management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of June 30, 2025, the results of operations and cash flows for the six months ended June 30, 2025 and 2024, have been made.

These unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists. The Company has incurred losses since its inception. As of June 30, 2025, the Company had an accumulated deficit of US$3,006,736 and net current liabilities exceeded current assets in the amount of US$1,181,867. In addition, the Company recorded net cash used in operating activities in the amount of US$150,905 for the six months ended June 30, 2025.

Historically, the Company had relied principally on proceeds from the issuance of ordinary shares, redeemable convertible preferred shares, exchangeable notes, convertible notes and related party borrowings to finance its operations and business expansion. The Company will require additional liquidity to continue its operations over the next 12 months. The Company is evaluating strategies to obtain the required additional funding for future operations. These strategies may include, but are not limited to, i) reducing discretionary capital and operating expenses, ii) obtaining additional loans from banks or related parties and renewal of existing loans when they are due, iii) exploring opportunities for further equity financing, and iv) restructuring of operations to grow revenues and accelerating pace of collections of receivables. However, given the impact of the uncertainty of global economic and global financial markets, the Company may be unable to access further debt or equity financing when needed. As such, there can be no assurance that the Company will be able to obtain additional liquidity when needed or under acceptable terms, if at all.

The unaudited condensed consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company were unable to continue as a going concern.

Use of estimates
(b)	Use of estimates

The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported revenues and expenses during the reported period in the unaudited condensed consolidated financial statements and accompanying notes. Accounting estimates reflected in the Group’s unaudited condensed consolidated financial statements include, but not limited to, standalone selling price of each distinct performance obligation in revenue recognition, lower of cost and net realizable value of inventories, provision of credit losses of financial assets, useful lives and recoverability of property, equipment and software, recoverability of right-of-use assets and intangible assets with indefinite useful lives, valuation allowance of deferred tax assets, determination of incremental borrowing rates for leases, estimated product warranties reserve, and fair value determination of i) exchangeable notes; ii) convertible notes; iii) warrant liabilities; iv) put option liabilities; and v) share-based compensation arrangements. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable under current circumstances. Actual results could differ from those estimates.

Equity method investments
(c)	Equity method investments

The Group applies the equity method to account for equity interests in investees over which the Group has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investments at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investments to recognize our proportionate share of each equity investee’s net income or loss into earnings after the date of investment. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary. There was no equity method goodwill recognized.

In June 2025, Ningbo Lotus Venture Capital Co., Ltd (“Ningbo Lotus”), formerly named as Sanya Lotus Venture Capital Co., Ltd. and a wholly-owned subsidiary of the Company, transferred all of its equity shares of Wuxi InfiMotion Technology Co., Ltd. (“Wuxi InfiMotion”) to Zhejiang Geely Powertrain Co., Ltd, a related party ultimately controlled by Mr. Shufu Li (the “Controlling Shareholder”), at a total consideration of RMB420,000 in cash. The transaction was accounted for as common control transaction, and the difference between the book value of Wuxi InfiMotion equity investment and the consideration, RMB420,000 (equivalent to US$58,671), was recorded in additional paid-in capital. All cash consideration was fully received subsequently.

Impairment of Long-lived Assets
(d)	Impairment of Long-lived Assets

Long-lived assets, including property, equipment and software and operating lease right-of-use assets, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. When such events or circumstances occur, the Group first compares the carrying amount of the asset or asset group to future undiscounted net cash flows expected to be resulted from the use and eventual disposition of the assets. If the carrying amount of the asset or asset group is not recoverable based on undiscounted cash flows, an impairment is recognized for the excess of the asset or asset group’s carrying value over its fair value. Fair value is determined through various valuation techniques including discounted cash flow models and quoted market values, as considered necessary. Estimation of future cash flows requires management to make assumptions and to apply judgments, including projecting future sales forecast, gross margin ratios and discount rate which are considered as Level 3 unobservable inputs in relation to fair value measurement.

When an impairment loss is recognized, the loss is allocated to the assets of the group on a pro rata basis using the relative carrying amounts of those assets, except that the loss allocated to an individual long-lived asset of the group shall not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable without undue cost and effort.

For the six months ended June 30, 2025, the Group recognized an impairment loss of long-lived assets of US$51,504, out of which US$47,002 was related to property, equipment and software, and US$4,502 was related to right-of-use assets. The impairment loss recognized was due to lower performance results compared to original plans. No such impairment loss was recorded for the six months ended June 30, 2024.

Warranties
(e)	Warranties

The following table shows the movements of product warranty reserve:

	Six Months Ended June 30,
	2025	2024
	US$	US$
Accrued warranty at the beginning of the period	24,048	7,022
Additions	5,244	8,790
Utilization	(6,034)	(1,541)
Foreign currency translation adjustment	1,315	(55)
Accrued warranty at the end of the period	24,573	14,216
Including:
– Current portion	4,207	2,259
– Non-current portion	20,366	11,957

Concentration and Risk
(f)	Concentration and Risk

Concentration of customers and suppliers

The Group’s accounts receivables – related parties are mainly due from Zhejiang Geely Holding Group (“Geely Holding”) and its subsidiaries (collectively as “Geely Group”), representing 93.73% and 78.67% of the Group’s accounts receivable — related parties as of June 30, 2025 and December 31, 2024, respectively. During the the six months ended June 30, 2025 and 2024, Geely Group contributed US$17,854 and US$9,590 of the Group’s total revenues, respectively.

No third-party customer contributed more than 10.0% of the Group’s total revenues for the six months ended June 30, 2025 and 2024.

Accounts receivable balances with greater than 10.0% the Group’s accounts receivable balances as of June 30, 2025 and December 31, 2024 were as follows.

	As of	As of
	June 30, 2025	December 31, 2024

	proportion of total accounts receivable balance
Geely Group	62.82%	37.72%

Suppliers contributed more than 10.0% of total purchases for the six months ended June 30, 2025 and 2024 are as below.

	Six Months Ended June 30,
	2025	2024

	proportion of total costs and expenses
Geely Group	48.76%	69.70%

Payable balances with greater than 10.0% the Group’s amounts due to suppliers as of June 30, 2025 and December 31, 2024 were as follows:

	As of	As of
	June 30, 2025	December 31, 2024

	proportion of total payables balance
Geely Group	55.72%	60.39%

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, accounts receivable, loan receivables, and other receivables included in prepayments and other current assets.

Substantial all of the Group’s cash at bank is held by third-party financial institutions located in Chinese mainland and European countries. The Company believes that it is not exposed to unusual risks as these financial institutions have high credit quality. If the financial institutions could become insolvent, the Company could lose some or all of the value of cash.

Accounts receivables are primarily derived from revenue earned from sales of sports cars and BEV lifestyle models, and automotive design and development services. Accounts receivable, loans receivables and other receivables included in prepayments and other current assets are unsecured. The risk is mitigated by credit evaluations performed on them.

Segment Reporting
(g)	Segment Reporting

The Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Company’s chief executive officer and management personnel do not segregate the Group’s business by product or service. Management has determined that the Group has one operating segment. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets. The CODM evaluates performance for its single reportable segment based on total revenues and gross profit, which are the same as those presented on the consolidated statements of comprehensive loss.

Reclassification
(h)	Reclassification

Certain reclassification has been made to the prior period’s financial statements to conform to the current period presentation. This reclassification had no effect on the previously reported results of operations or accumulated deficit.